Share-based payments (Details Narrative) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2021 EUR (€) $ / shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 shares
IfrsStatementLineItems [Line Items]
Ordinary shares granted	1,000,000
RSU granted	57,896
Expense recognized related to RSUs | €	€ 200		€ 0
Unamortized compensation expense related to RSUs | €	€ 400	€ 400
Remaining average vesting period	2 years 5 months 8 days
Incentive shares granted	5,000
Expense recognised for Incentive shares | €	€ 300		€ 40
Unrecognised share based payment expense | €	€ 0
Employees Directors And Consultants [Member]
IfrsStatementLineItems [Line Items]
RSU granted	57,896		0	0
Class A Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Additional share-based payment awards (in Shares)	1,137,000
Warrants to purchase (in Shares)	1,137,000
Exercise price (in Euro per share) | $ / shares		€ 11.50